Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Nov. 01, 2024	Oct. 10, 2024	Jun. 30, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized	295,000,000	295,000,000			295,000,000	295,000,000
Common stock, shares issued	27,945,130	27,657,679	27,657,679		27,655,560	27,655,560
Common stock, shares outstanding	27,945,130	27,657,679	27,657,679		27,655,560	27,655,560
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		5,000,000
Preferred stock, shares issued						500,000
Preferred stock, shares outstanding	150	0				500,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Preferred stock, par value		$ 0.001				$ 0.001
Preferred stock, shares authorized		500,000				500,000
Preferred stock, shares issued	500,000	0				500,000
Preferred stock, shares outstanding	500,000	0				500,000